Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 10,884	$ 11,299
Effect Of Lease Discounting	(1,622)	(1,577)
Lease liabilities	9,262	9,722
Current lease liabilities	1,933	2,067
Non-current lease liabilities	7,329	7,655
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,262	2,514
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,672	1,839
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,340	1,364
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,025	1,105
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	878	876
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,192	2,427
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,515	$ 1,174